NOTE 15 - ASSET RETIREMENT OBLIGATION	6 Months Ended
Jun. 30, 2012
Asset Retirement Obligation Disclosure [Abstract]
NOTE 15 - ASSET RETIREMENT OBLIGATION

NOTE 15 - ASSET RETIREMENT OBLIGATION (ARO)

The ARO is recorded at fair value and accretion expense is recognized as the discounted liability is accreted to its expected settlement value. The fair value of the ARO liability is measured by using expected future cash outflows discounted at the Company’s credit adjusted risk free interest rate.

Amounts incurred to settle plugging and abandonment obligations that are either less than or greater than amounts accrued are recorded as a gain or loss in current operations.  Revisions to previous estimates, such as the estimated cost to plug a well or the estimated future economic life of a well, may require adjustments to the ARO and are capitalized as part of the costs of proved oil and natural gas property.

The following table is a reconciliation of the ARO liability for continuing operations for the three months ended June 30, 2012 and December 31, 2011:

	6/30/2011	12/31/2011
Asset retirement obligation at the beginning of period	21,861	5,368
Liabilities incurred		-
Revisions to previous estimates		11,876
Dispositions		-
Accretion expense	1,213	4,617
Asset retirement obligation at the end of period	23,074	21,861